Label	Element	Value
| (PIMCO Dynamic Bond Fund)
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	pimcofunds-20190614_SupplementTextBlock1

PIMCO Funds

Supplement Dated June 14, 2019 to the
Bond Funds Prospectus dated July 30, 2018 and the
Statement of Additional Information dated July 30, 2018,
each as supplemented from time to time

Important Information Related to the PIMCO Dynamic Bond Fund (the "Fund")

The Fund's current contractual advisory fee waiver of 0.01% of the average daily net assets of the Fund, in effect through July 31, 2019, will not be renewed.

| (PIMCO Short Asset Investment Fund)
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	pimcofunds-20190614_SupplementTextBlock1

PIMCO Funds

Supplement Dated June 14, 2019 to the
Short Duration Strategy Funds Prospectus dated July 30, 2018 and the
Statement of Additional Information dated July 30, 2018,
each as supplemented from time to time

Important Information Related to the PIMCO Short Asset Investment Fund (the "Fund")

The Fund's current contractual advisory fee waiver of 0.03% of the average daily net assets of the Fund, in effect through July 31, 2019, will not be renewed.

| (PIMCO TRENDS Managed Futures Strategy Fund)
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	pimcofunds-20190614_SupplementTextBlock1

PIMCO Funds

Supplement Dated June 14, 2019 to the
Equity-Related Strategy Funds Prospectus dated July 30, 2018 and the
Statement of Additional Information dated July 30, 2018,
each as supplemented from time to time

Important Information Related to the PIMCO RAE Low Volatility PLUS EMG Fund (the "Fund")

Effective July 31, 2019, the contractual advisory fee waiver for the Fund will automatically renew for a one-year term according to its terms and will decrease from 0.15% to 0.05% of the average daily net assets of the Fund.

| (PIMCO RAE Low Volatility PLUS EMG Fund)
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	pimcofunds-20190614_SupplementTextBlock1

PIMCO Funds

Supplement Dated June 14, 2019 to the
Quantitative Strategies Prospectus dated July 30, 2018 and the
Statement of Additional Information dated July 30, 2018,
each as supplemented from time to time

Important Information Related to the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund")

Effective July 31, 2019, the contractual advisory fee waiver for the Fund will automatically renew for a one-year term according to its terms and will decrease from 0.15% to 0.10% of the average daily net assets of the Fund.